UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 33-12791 & 811-5069
EquiTrust Variable Insurance Series Fund

(Exact name of registrant as specified in charter)
5400 University Avenue, West Des Moines IA 50266-5997

(Address of principal executive offices) (Zip code)
Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)
Registrant’s telephone number, including area code: 515/225-5400
Date of fiscal year end: December 31, 2009
Date of reporting period: December 31, 2009

Item 1.	Reports to Stockholders.

EquiTrust Variable Insurance Series Fund

5400 University Avenue
West Des Moines, IA 50266

1-877-860-2904
1-515-225-5586

This report is not to be distributed unless preceded or accompanied by a current prospectus.

PRESIDENT’S LETTER	February 12, 2010

Dear Shareholders:

In our last letter, we noted that the U.S. economy had possibly passed through the trough of the recession, and that the financial markets were suggesting improvement in global economic conditions. If you will recall, we observed that the contraction in gross domestic product (“GDP”) had slowed measurably from Q1 to Q2 2009. Home sales had bottomed, driven largely by increasingly affordable prices. Unemployment was still increasing, but at a slowing rate. Stock markets worldwide were rallying, while bond spreads had generally narrowed relative to benchmark Treasury yields; both served as indications of improving health in the financial markets.

Now, six months later, the improvement continues. In certain respects, the improvement even reveals a distinct V-shaped trend, which has been unexpected but actually not unusual following such a sharp contraction. For example, the U.S. economy managed respectable growth for Q3 and Q4 of 2009, recording annualized growth rates of 2.2% and 5.7%, respectively. The Q4 number, in particular, compares similarly to historic growth rates of 6-7% coming out of past recessions. Sales of both new and existing homes remain below levels from a year ago, but have risen sharply from the lows recorded in 2009. Importantly, improved affordability and a more balanced level of supply support a healthier housing market going forward.

Recovery hasn’t yet occurred as convincingly, however, in the employment backdrop. Companies are cutting far fewer employees, but claims for unemployment benefits remain high. Domestic unemployment is approximately 10%, while thousands are electing to just leave the work force given their struggles in finding full-time work. Small business surveys reveal weak sentiment tied to a still-challenging sales environment. As a result, hiring by small businesses, otherwise a substantial source of demand for workers has been modest. Continued improvement for the overall economy will likely require substantial job growth.

Continuing the momentum shown at mid-year, stock prices rose and credit spreads narrowed further in the second half of 2009. The S&P 500 Composite Stock Index (the “S&P 500”) climbed an additional 22.57% through year-end for a total return of 26.47% for the year. In the fixed-income markets, narrowing credit spreads and consequent price gains contributed to strong total returns for credit-sensitive sectors for the year. The Barclays Capital U.S. Investment Grade Corporate Index and Barclays Capital U.S. High Yield Index, for example, returned 18.68% and 58.21%, respectively. Conversely, the broad but less credit-sensitive Barclays Capital U.S. Aggregate Index returned 5.93% for all of 2009.

It appears the economy and financial markets have survived through the trough of this down-cycle and are even showing signs of stability. Full recovery will take time, but history indicates that upturns can be surprisingly strong. We appreciate your support during this tough financial environment through your investment in the Fund. We take seriously our tasks of growing and protecting that investment. Thank you for continued support of the Fund.

Craig A. Lang
President

Past performance is not a guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in
the Value Growth Portfolio and S&P 500

The Value Growth Portfolio performed approximately in line with the S&P 500 for the 12-month period ended December 31, 2009. The Portfolio’s Initial Class and Service Class shares returned 26.56% and 26.24%, respectively, for the period, compared to 26.46% for the Index.

Just three sectors, consumer discretionary, technology and financials, accounted for more than half of the S&P 500’s return over the period. Interestingly, all three sectors suffered some of the Index’s largest declines between the stock market’s peak in 2007 and its low in March of 2009. The S&P 500’s strong gain over the 12-month period still leaves it down nearly 29% from that peak Overall, the Portfolio performed similarly to the S&P 500 over the 12-month period. The Portfolio underperformed the Index in the technology and materials sectors, but it outperformed in the energy and financials sectors. Cash added a significant drag, but overall performance remained in line with that of the S&P 500. Importantly, the Portfolio continues to offer a lower volatility profile relative to the Index.

Equity valuations appear stretched and reflect expectations for above-average earnings growth in spite of a likely below average economic recovery. However, we anticipate that the current market upturn could continue on before enduring a meaningful correction. The portfolio remains positioned for continued cyclical recovery in corporate earnings and the economy, but we will likely become incrementally more defensive in the portfolios’ sector weights and cash holdings given the risks of a short-term correction. Post-correction, though, we would again consider tilting the portfolios’ equities towards a cyclical orientation.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the
High Grade Bond Portfolio and Lehman Brothers U.S. Aggregate Index

During the twelve-month period, the High Grade Bond Portfolio Initial Class outperformed the Barclays Capital U.S. Aggregate Index (the “Index”), as reflected by the 11.90% total return produced by the Portfolio versus the 5.93% total return produced by the Index. The Portfolio’s Service Class shares returned 11.63% over the same period.

The total returns for the major components of the Index for this period were as follows: Mortgage Backed Securities (37% of the Index), 5.89%; Treasury Securities (28% of the Index), negative 3.57%; Investment Grade Corporate Securities (19% of the Index), 18.68%. In comparison, the Portfolio had approximately 42% invested in government fixed rate mortgage-backed or agency securities, 40% of its assets invested in corporate securities, 16% in cash equivalents and 2% in commercial mortgage-backed securities. The Index had an effective duration1 of 4.57 as of December 31, 2009. The effective duration of the Portfolio was 3.92. The Portfolio outperformed the Index mainly because of the Portfolio’s overexposure to outperforming corporate issues and its underexposure to underperforming Treasuries.

The composition of the Portfolio at the end of the reporting period changed slightly with an increase in corporate issues, a decrease in government fixed rate mortgage-backed securities and an increase in cash equivalents. Going forward, we anticipate continuing to maintain a duration slightly below that of the Index with additional purchases probably focused on the corporate bond sector given the still historically reasonable spreads available in that sector.

[1]	Duration is a measure of interest rate risk for individual securities and portfolios. The lower the duration for a security or portfolio, the less sensitive it is to movements in interest rates.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the
Strategic Yield Portfolio and Barclays Capital U.S. Credit/High Yield Index

During the twelve-month period, the Initial Class of the Strategic Yield Portfolio produced a total return of 24.44%. The Service Class returned 24.14% over the same period. Both share classes exceeded the 22.00% return produced by the Barclays Capital U.S. Credit/High Yield Index (the “Index”).

The total returns for the two components of the Index over this period were as follows: Investment Grade Credit (81% of the Index), 18.68%; and Corporate High Yield (19% of the Index), 58.21%. In comparison, the Portfolio had approximately 47% of its assets invested in corporate securities rated investment grade by both Moody’s and Standard & Poor’s, 26% of its assets invested in corporate securities rated as non-investment grade or high yield by Moody’s and/or Standard & Poor’s, 15% of its assets invested in U.S. Government Agency issues, and 12% in cash equivalents. The Portfolio outperformed the overall Index mainly due to its larger exposure to outperforming high yield issues.

The Portfolio has historically invested in a mix of high yield and investment grade issues attempting to find attractive issues in both markets. Both the investment grade and high yield corporate bond markets are trading at historically reasonable levels given our view of a slowly improving economy going forward.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment
in the Managed Portfolio and S&P 500

For the twelve-month period ended December 31, 2009, the Initial Class and Service Class shares of the Managed Portfolio returned 18.42% and 18.13%, respectively. In comparison, the S&P 500 returned 26.46% for the period. The Managed Portfolio is a tactical asset allocation portfolio, with an investment emphasis on securities producing income and the potential for capital appreciation. For this reason, neither its performance nor its constitution will likely mirror any one particular equity index over long periods of time.

The Portfolio underperformed the S&P 500 as a function of somewhat lower gains within its equity allocation and lower relative returns from its fixed-income allocation. The Portfolio’s higher quality and more defensive equity positioning caused its equity allocation to lag the Index. Additionally, fixed-income and cash returns were more modest than equity returns over the period. The Portfolio’s combined weight in these two asset classes averaged 30% over the period, dragging on returns relative to the S&P 500.

Within the Portfolio’s equity allocation, we continue to focus on the stocks of large, dividend-paying high-quality companies. Given the low yields on cash and high quality fixed-income issues, we continue to see greater value in stocks.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment
in the Blue Chip Portfolio and S&P 500

The Blue Chip Portfolio is designed to represent the large-capitalization sector of the domestic equity market, and remains substantially invested in approximately 50 such common stock issues. Given the Portfolio’s constitution, its performance will track the broad-market S&P 500, but will be most similar to that of the large-capitalization segment within the S&P 500.

For the 12-month period ended December 31, 2009, The Portfolio’s Initial Class and Service Class shares generated returns of 17.95% and 17.65%, respectively. In comparison, the S&P 500 returned 26.46% for the period. The Portfolio underperformed the S&P 500 for the period due to its lower exposure to smaller and/or lower beta stocks. This was evident in the consumer discretionary sector, where retailer Amazon.com outperformed more-defensive McDonald’s; in technology, where the Portfolio held bell-weather Microsoft but not surging Apple; and in energy, where the stocks of smaller exploration & production (E&P) and energy services players outperformed holdings of blue chip integrated oil companies like ExxonMobil.

Again, the Portfolio is most concentrated in the S&P 500’s largest companies; roughly 90% of its holdings fall in the Index’s top half by market capitalization. The Portfolio’s performance, therefore, should track that of the largest members in the S&P 500.

*	Returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

**	Since Inception figures are calculated from June 1, 2008, the date Service Class Shares were first offered.

EQUITRUST VARIABLE INSURANCE SERIES FUND
December 31, 2009

Value Growth Portfolio
Portfolio Holdings by Industry Sector

High Grade Bond Portfolio
Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio
Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

**	Credit quality as reported by Standard & Poor’s.

EQUITRUST VARIABLE INSURANCE SERIES FUND
December 31, 2009

Managed Portfolio
Portfolio Holdings by Industry Sector

Money Market Portfolio
Portfolio Holdings by Asset Type

Blue Chip Portfolio
Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you may incur ongoing costs, including management fees and other Fund/class expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on July 1, 2009 and held until December 31, 2009.

Actual Expenses —

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes —

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense
Portfolio and Share Class	7/1/2009	12/31/2009	7/1/2009 - 12/31/2009	Ratio (1)

Value Growth — IC				0.58%
Actual	$1,000	$1,229.70	$3.25
Hypothetical (2)	$1,000	$1,022.08	$2.95

Value Growth — SC				0.83%
Actual	$1,000	$1,229.00	$4.64
Hypothetical (2)	$1,000	$1,020.84	$4.21

High Grade Bond — IC				0.44%
Actual	$1,000	$1,063.70	$2.26
Hypothetical (2)	$1,000	$1,022.81	$2.22

High Grade Bond — SC				0.68%
Actual	$1,000	$1,062.40	$3.56
Hypothetical (2)	$1,000	$1,021.55	$3.49

Strategic Yield — IC				0.59%
Actual	$1,000	$1,114.40	$3.12
Hypothetical(2)	$1,000	$1,022.04	$2.99

Strategic Yield — SC				0.83%
Actual	$1,000	$1,113.00	$4.44
Hypothetical (2)	$1,000	$1,020.80	$4.24

Managed — IC				0.56%
Actual	$1,000	$1,160.30	$3.07
Hypothetical (2)	$1,000	$1,022.16	$2.88

Managed — SC				0.81%
Actual	$1,000	$1,159.10	$4.42
Hypothetical (2)	$1,000	$1,020.90	$4.14

Money Market — IC				0.02%
Actual	$1,000	$1,000.50	$0.10
Hypothetical (2)	$1,000	$1,024.90	$0.10

Money Market — SC				0.02%
Actual	$1,000	$1,000.50	$0.08
Hypothetical (2)	$1,000	$1,024.92	$0.08

Blue Chip — IC				0.32%
Actual	$1,000	$1,205.70	$1.77
Hypothetical (2)	$1,000	$1,023.40	$1.62

Blue Chip — SC				0.56%
Actual	$1,000	$1,203.90	$3.13
Hypothetical (2)	$1,000	$1,022.16	$2.88

(1)	Expenses are equal to the Annualized Expense Ratio, net of any waivers or reimbursements, as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 184 days, and divided by 365 to reflect the one-half year period.

(2)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

		High	Strategic
	Value Growth	Grade Bond	Yield	Managed	Money Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments in securities, at value (cost—$51,524,440; $50,669,788; $39,287,783; $73,734,048; $11,219,179; and $61,310,288, respectively)	$52,841,395	$50,652,636	$38,860,184	$77,910,064	$11,219,179	$71,902,342
Cash	—	—	—	—	529,436	—
Receivables:
Accrued dividends and interest	72,380	340,627	582,823	173,471	26	112,680
Fund shares sold	1,081	8,584	—	3,373	108,208	9,189
Prepaid expense and other assets	591	619	496	956	190	757

Total Assets	52,915,447	51,002,466	39,443,503	78,087,864	11,857,039	72,024,968

LIABILITIES
Payables:
Fund shares redeemed	53,796	85,087	46,312	87,524	16,874	74,972
Dividends	—	17	22	—	67	—
Accrued expenses	8,751	7,803	7,430	10,032	6,356	10,690

Total Liabilities	62,547	92,907	53,764	97,556	23,297	85,662

NET ASSETS	$52,852,900	$50,909,559	$39,389,739	$77,990,308	$11,833,742	$71,939,306

ANALYSIS OF NET ASSETS
Paid-in capital	$55,439,680	$50,988,921	$43,825,496	$76,384,928	$11,833,742	$67,004,411
Accumulated undistributed (over-distributed) net investment income	705,060	—	(7,750)	1,902,815	—	1,601,198
Accumulated net realized loss from investment transactions	(4,608,795)	(62,210)	(4,000,408)	(4,473,451)	—	(7,258,357)
Net unrealized appreciation (depreciation) of investments	1,316,955	(17,152)	(427,599)	4,176,016	—	10,592,054

NET ASSETS	$52,852,900	$50,909,559	$39,389,739	$77,990,308	$11,833,742	$71,939,306

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2009

		High	Strategic
	Value Growth	Grade Bond	Yield	Managed	Money Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

NET ASSET VALUE PER SHARE
Initial Class: Net Assets	$52,382,880	$44,399,731	$38,630,065	$76,878,187	$11,348,464	$69,436,478
Shares issued and outstanding	4,329,501	4,407,688	4,435,995	5,649,434	11,348,464	2,115,904
Net asset value per share	$12.10	$10.07	$8.71	$13.61	$1.00	$32.82

Service Class: Net Assets	$470,020	$6,509,828	$759,674	$1,112,121	$485,278	$2,502,828
Shares issued and outstanding	38,256	646,139	87,224	79,503	485,278	74,251
Net asset value per share	$12.29	$10.07	$8.71	$13.99	$1.00	$33.71

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
Year Ended December 31, 2009

	Value	High	Strategic
	Growth	Grade Bond	Yield	Managed	Money Market	Blue Chip
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME
Dividends	$981,105	$—	$62,000	$1,291,652	$—	$1,808,577
Interest	4,438	2,424,120	2,508,919	1,035,439	26,281	3,152
Less foreign tax withholding	(7,000)	—	—	(6,951)	—	—

Total Investment Income	978,543	2,424,120	2,570,919	2,320,140	26,281	1,811,729

EXPENSES
Paid to Affiliates:
Investment advisory and management fees	207,765	140,234	164,864	322,287	32,387	125,483
Distribution fees	712	10,661	1,100	2,203	1,137	3,587
Accounting fees	23,085	23,372	18,318	30,000	6,477	30,000
Custodian fees	7,219	7,265	5,296	9,228	4,927	6,469
Professional fees	18,784	17,989	16,098	24,183	10,916	23,456
Trustees’ fees and expenses	6,079	6,015	4,748	9,372	1,615	8,258
Reports to shareholders	3,002	3,093	2,442	4,642	948	4,248
Insurance and bonds	4,523	4,613	3,761	7,276	1,432	5,872
Miscellaneous	2,318	2,244	1,836	3,625	719	3,165

Total Expenses	273,487	215,486	218,463	412,816	60,558	210,538
Waiver of fees	—	—	—	—	(49,510)	—
Fees paid indirectly	(5)	(5)	(4)	(8)	(2)	(7)

Net Expenses	273,482	215,481	218,459	412,808	11,046	210,531

Net Investment Income	705,061	2,208,639	2,352,460	1,907,332	15,235	1,601,198

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investment transactions	(3,427,768)	(65,458)	(1,943,335)	(4,522,755)	—	(789,775)
Change in unrealized appreciation (depreciation) of investments	13,974,641	3,135,143	7,568,331	14,931,133	—	10,179,669

Net Gain on Investments	10,546,873	3,069,685	5,624,996	10,408,378	—	9,389,894

Net Increase in Net Assets Resulting from Operations	$11,251,934	$5,278,324	$7,977,456	$12,315,710	$15,235	$10,991,092

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2009	2008	2009	2008	2009	2008

OPERATIONS
Net investment income	$705,061	$953,655	$2,208,639	$2,306,210	$2,352,460	$2,679,829
Net realized gain (loss) from investment transactions	(3,427,768)	(1,090,582)	(65,458)	157,634	(1,943,335)	(1,328)
Change in unrealized appreciation (depreciation) of investments	13,974,641	(19,897,585)	3,135,143	(3,310,028)	7,568,331	(7,497,534)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,251,934	(20,034,512)	5,278,324	(846,184)	7,977,456	(4,819,033)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	(952,784)	(1,502,365)	(2,018,829)	(2,267,446)	(2,325,728)	(2,675,714)
Service Class	(872)	—	(189,810)	(38,764)	(26,732)	(4,115)
Net realized gain from investment transactions:
Initial Class	—	(2,736,188)	(146,224)	(19,907)	—	—
Service Class	—	—	(11,409)	—	—	—

Total Dividends and Distributions	(953,656)	(4,238,553)	(2,366,272)	(2,326,117)	(2,352,460)	(2,679,829)
CAPITAL SHARE TRANSACTIONS	(2,203,492)	1,161,657	3,596,181	1,534,435	(2,816,721)	(1,166,815)

Total Increase (Decrease) in Net Assets	8,094,786	(23,111,408)	6,508,233	(1,637,866)	2,808,275	(8,665,677)

NET ASSETS
Beginning of year	44,758,114	67,869,522	44,401,326	46,039,192	36,581,464	45,247,141

End of year (including accumulated undistributed net investment income as set forth below)	$52,852,900	$44,758,114	$50,909,559	$44,401,326	$39,389,739	$36,581,464

Accumulated Undistributed (Over-distributed) Net Investment Income	$705,060	$953,655	$—	$—	$(7,750)	$—

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed		Money Market		Blue Chip
	Portfolio		Portfolio		Portfolio
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2009	2008	2009	2008	2009	2008

OPERATIONS
Net investment income	$1,907,332	$2,336,486	$15,235	$304,445	$1,601,198	$1,951,148
Net realized gain (loss) from investment transactions	(4,522,755)	(70,648)	—	—	(789,775)	(1,902,319)
Change in unrealized appreciation (depreciation) of investments	14,931,133	(20,814,564)	—	—	10,179,669	(28,094,020)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,315,710	(18,548,726)	15,235	304,445	10,991,092	(28,045,191)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	(2,332,629)	(3,357,314)	(14,775)	(304,030)	(1,945,486)	(1,916,168)
Service Class	(3,856)	—	(460)	(415)	(5,662)	—
Net realized gain from investment transactions:
Initial Class	—	(3,363,319)	—	—	—	—
Service Class	—	—	—	—	—	—

Total Dividends and Distributions	(2,336,485)	(6,720,633)	(15,235)	(304,445)	(1,951,148)	(1,916,168)
CAPITAL SHARE TRANSACTIONS	(3,741,537)	(50,789)	(2,994,789)	(1,635,323)	37,674	(1,943,081)

Total Increase (Decrease) in Net Assets	6,237,688	(25,320,148)	(2,994,789)	(1,635,323)	9,077,618	(31,904,440)

NET ASSETS
Beginning of year	71,752,620	97,072,768	14,828,531	16,463,854	62,861,688	94,766,128

End of year (including accumulated undistributed net investment income as set forth below)	$77,990,308	$71,752,620	$11,833,742	$14,828,531	$71,939,306	$62,861,688

Accumulated Undistributed (Over-distributed) Net Investment Income	$1,902,815	$2,336,486	$—	$—	$1,601,198	$1,951,148

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
December 31, 2009

	Shares
	Held	Value

COMMON STOCKS (95.24%)

AMUSEMENT AND RECREATION SERVICES (0.68%)
Bally Technologies, Inc. (1)	8,700	$359,223

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (2.33%)
Advance Auto Parts, Inc.	9,900	400,752
AutoZone, Inc. (1)	2,700	426,789
O’Reilly Automotive, Inc. (1)	10,600	404,072

		1,231,613

BUSINESS SERVICES (8.79%)
Adobe Systems Inc. (1)	11,700	430,326
AOL Inc. (1)	890	20,719
Automatic Data Processing, Inc.	6,700	286,894
eBay Inc. (1)	13,135	309,198
ManTech International Corp.-Series A (1)	5,900	284,852
Microsoft Corp.	55,255	1,684,725
Oracle Corp.	46,070	1,130,558
Symantec Corp. (1)	28,002	500,956

		4,648,228

CHEMICALS AND ALLIED PRODUCTS (12.47%)
Abbott Laboratories	7,600	410,324
Amgen Inc. (1)	7,625	431,346
Charles River Laboratories International, Inc. (1)	8,500	286,365
Colgate-Palmolive Co.	2,605	214,001
Dow Chemical Co. (The)	5,330	147,268
E. I. du Pont de Nemours and Co.	16,005	538,888
Johnson & Johnson	16,700	1,075,647
Merck & Co., Inc.	8,638	315,633
Mylan Inc. (1)	10,050	185,222
Myriad Genetics, Inc. (1)	17,000	443,700
Pfizer Inc.	36,386	661,861
Procter & Gamble Co. (The)	16,425	995,848
Teva Pharmaceutical Industries Ltd.	9,691	544,440
United Therapeutics Corp. (1)	6,400	336,960

		6,587,503

COMMUNICATIONS (2.52%)
AT&T Inc.	17,660	495,010
Comcast Corp.-Class A	14,065	237,136
Time Warner Cable Inc.	2,459	101,778
Verizon Communications Inc.	15,065	499,103

		1,333,027

DEPOSITORY INSTITUTIONS (3.17%)
Bank of America Corp.	16,089	242,300
Bank of New York Mellon Corp. (The)	7,150	199,986
JPMorgan Chase & Co.	6,600	275,022
New York Community Bancorp, Inc.	23,156	335,994
Northern Trust Corp.	6,900	361,560
U.S. Bancorp	9,135	205,629
Wells Fargo & Co.	1,981	53,467

		1,673,958

EATING AND DRINKING PLACES (0.26%)
McDonald’s Corp.	2,200	137,368

ELECTRIC, GAS AND SANITARY SERVICES (3.62%)
Atmos Energy Corp.	11,267	331,250
CMS Energy Corp.	28,300	443,178
Integrys Energy Group, Inc.	9,886	415,113
Pepco Holdings, Inc.	12,335	207,845
Pinnacle West Capital Corp.	9,200	336,536
Waste Management, Inc.	5,300	179,193

		1,913,115

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.01%)
BigBand Networks, Inc. (1)	42,700	146,888
Cisco Systems, Inc. (1)	46,570	1,114,886
Energy Conversion Devices, Inc. (1)	13,100	138,467
General Electric Co.	66,480	1,005,842
Helen of Troy Ltd. (1)	8,966	219,308
Intel Corp.	17,500	357,000
QUALCOMM Inc.	4,200	194,292

		3,176,683

FABRICATED METAL PRODUCTS (1.14%)
Illinois Tool Works Inc.	12,580	603,714

FOOD AND KINDRED PRODUCTS (2.94%)
Coca-Cola Co. (The)	6,870	391,590
Coca-Cola FEMSA, S.A.B. de C.V.	3,700	243,164
H.J. Heinz Co.	6,100	260,836
Kraft Foods Inc.	12,708	345,403
PepsiCo, Inc.	5,180	314,944

		1,555,937

GENERAL MERCHANDISE STORES (2.26%)
Target Corp.	8,415	407,034
Wal-Mart Stores, Inc.	14,735	787,586

		1,194,620

HOLDING AND OTHER INVESTMENT OFFICES (2.37%)
Adams Express Co. (The )	69,169	698,611
H&Q Life Sciences Investors	38,359	362,109
Redwood Trust, Inc.	13,200	190,872

		1,251,592

INDUSTRIAL MACHINERY AND EQUIPMENT (5.82%)
3M Co.	5,890	486,926
Apple Inc. (1)	4,160	877,178
Baker Hughes Inc.	6,200	250,976
EMC Corp. (1)	62,025	1,083,577
Hewlett-Packard Co.	5,270	271,458
Sigma Designs, Inc. (1)	9,700	103,790

		3,073,905

INSTRUMENTS AND RELATED PRODUCTS (4.53%)
Agilent Technologies, Inc. (1)	7,000	217,490
Becton Dickinson and Co.	5,326	420,008
Bio-Rad Laboratories, Inc.-Class A (1)	3,300	318,318
Danaher Corp.	2,400	180,480
FLIR Systems, Inc. (1)	20,800	680,576

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)
INSTRUMENTS AND RELATED PRODUCTS (continued)
Mettler-Toledo International Inc. (1)	3,375	$354,341
Stryker Corp.	4,380	220,621

		2,391,834

INSURANCE AGENTS, BROKERS AND SERVICE (0.53%)
Arthur J. Gallagher & Co.	12,365	278,336

INSURANCE CARRIERS (5.22%)
Allstate Corp. (The)	4,910	147,496
American Equity Investment
Life Holding Co.	29,300	217,992
CIGNA Corp.	10,400	366,808
Conseco, Inc. (1)	50,000	250,000
EMC Insurance Group Inc.	13,610	292,751
Hartford Financial Services Group, Inc.	11,100	258,186
Kansas City Life Insurance Co.	9,600	285,600
Lincoln National Corp.	11,300	281,144
MetLife, Inc.	8,705	307,722
Protective Life Corp.	21,200	350,860

		2,758,559

LEGAL SERVICES (1.11%)
FTI Consulting, Inc. (1)	12,400	584,784

METAL MINING (3.14%)
Agnico-Eagle Mines Ltd.	2,000	108,000
Barrick Gold Corp.	24,946	982,373
Newmont Mining Corp.	12,000	567,720

		1,658,093
MISCELLANEOUS RETAIL (1.76%)
Cash America International, Inc.	12,800	447,488
EZCORP, Inc. (1)	28,000	481,880

		929,368

MOTION PICTURES (1.19%)
Time Warner Inc.	9,796	285,455
Walt Disney Co. (The)	10,715	345,559

		631,014

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.62%)
United Parcel Service, Inc.-Class B	5,675	325,575

OIL AND GAS EXTRACTION (7.87%)
Anadarko Petroleum Corp.	10,200	636,684
Apache Corp.	5,200	536,484
Devon Energy Corp.	4,600	338,100
Exterran Holdings, Inc. (1)	5,900	126,555
Helmerich & Payne, Inc.	14,600	582,248
Noble Corp.	8,600	350,020
Occidental Petroleum Corp.	6,800	553,180
Rowan Companies, Inc. (1)	8,800	199,232
Transocean Ltd. (1)	4,600	380,880
Weatherford International Ltd. (1)	14,600	261,486
Whiting Petroleum Corp. (1)	2,700	192,969

		4,157,838

PAPER AND ALLIED PRODUCTS (0.48%)
Kimberly-Clark Corp.	4,020	256,114

PERSONAL SERVICES (0.77%)
Service Corp. International	50,000	409,500

PETROLEUM AND COAL PRODUCTS (3.27%)
Chevron Corp.	10,300	792,997
ConocoPhillips	10,257	523,825
Exxon Mobil Corp.	4,500	306,855
Valero Energy Corp.	6,300	105,525

		1,729,202

PRINTING AND PUBLISHING (0.88%)
John Wiley & Sons, Inc.	11,100	464,868

RAILROAD TRANSPORTATION (0.38%)
Union Pacific Corp.	3,140	200,646

RETAIL-DRUG STORES AND PROPRIETARY STORES (0.36%)
Walgreen Co.	5,245	192,596

RETAIL-HOME FURNITURE AND FURNISHINGS STORES (1.00%)
Bed Bath & Beyond Inc. (1)	7,010	270,796
GameStop Corp.-Class A (1)	11,700	256,698

		527,494

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.70%)
Tupperware Brands Corp.	8,000	372,560

SECURITY AND COMMODITY BROKERS (1.70%)
BGC Partners, Inc.-Class A	68,775	317,740
Investment Technology Group, Inc. (1)	9,600	189,120
SEI Investments Co.	22,450	393,324

		900,184

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.82%)
Quest Diagnostics Inc.	7,200	434,736

TOBACCO PRODUCTS (0.55%)
Philip Morris International Inc.	6,010	289,622

TRANSPORTATION EQUIPMENT (3.22%)
Federal Signal Corp.	13,300	80,066
Genuine Parts Co.	6,200	235,352
Honeywell International Inc.	18,835	738,332
ITT Corp.	13,020	647,615

		1,701,365

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

WHOLESALE TRADE-NONDURABLE GOODS (0.76%)
Sysco Corp.	14,390	$402,057

Total Common Stocks (Cost $49,019,876)		50,336,831

SHORT-TERM INVESTMENTS (4.74%)

MONEY MARKET MUTUAL FUND
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $2,504,564)	2,504,564	2,504,564

Total Short-Term Investments (Cost $2,504,564)		2,504,564

Total Investments (99.98%) (Cost $51,524,440)		52,841,395

OTHER ASSETS LESS LIABILITIES (0.02%)
Cash, receivables, prepaid expense and other assets, less liabilities		11,505

Total Net Assets (100.00%)		$52,852,900

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
December 31, 2009

	Principal
	Amount	Value

CORPORATE BONDS (39.50%)

CHEMICALS AND ALLIED PRODUCTS (9.88%)
E.I. du Pont de Nemours and Co., 4.625%, due 01/15/20	$1,500,000	$1,473,975
Merck & Co. Inc., 5.00%, due 06/30/19	1,500,000	1,577,010
Pfizer Inc., 5.35%, due 03/15/15	1,800,000	1,979,226

		5,030,211

DEPOSITORY INSTITUTIONS (7.66%)
Comerica Bank, 5.20%, due 08/22/17	1,000,000	936,580
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000	890,140
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	900,000	944,334
PNC Preferred FD, 144A, 6.517%, due 12/31/49(1)	1,500,000	1,124,379
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000	3,825

		3,899,258

ELECTRIC, GAS AND SANITARY SERVICES (12.52%)
Entergy Louisiana, LLC, 5.40%, due 11/01/24	375,000	367,294
NorthWestern Corp., 6.34%, due 04/01/19	700,000	718,879
Oglethorpe Power Corp., 6.974%, due 06/30/11	208,000	220,461
PacifiCorp, 6.90%, due 11/15/11	750,000	823,628
Public Service of Colorado, 5.125%, due 06/01/19	1,500,000	1,559,010
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	1,500,000	1,704,330
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000	979,600

		6,373,202

FOOD AND KINDRED PRODUCTS (1.99%)
Diageo Capital plc, 4.375%, due 05/03/10	1,000,000	1,010,970

FURNITURE AND FIXTURES (1.00%)
Steelcase Inc., 6.50%, due 08/15/11	500,000	509,070

HOLDING AND OTHER INVESTMENT OFFICES (1.24%)
Washington Real Estate Investment Trust, 5.25%, due 01/15/14	700,000	631,134

INSURANCE CARRIERS (4.25%)
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000	1,567,935
SunAmerica Inc., 8.125%, due 04/28/23	700,000	597,485

		2,165,420

TRANSPORTATION-BY AIR (0.96%)
Continental Airlines, Inc., Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	299,138	293,179
FedEx Corp. Pass-Through Certificates, 7.50%, due 01/15/18	179,232	194,080

		487,259

Total Corporate Bonds (Cost $20,856,611)		20,106,524

COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.42%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4, 6.07%, due 08/01/39 (cost $1,485,223)	1,500,000	1,234,371

MORTGAGE-BACKED SECURITIES (41.94%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (11.57%)
3023 Class TG, 5.50%, due 08/01/35	750,505	765,237
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,016,960
Pool # A53146, 5.50%, due 10/01/36	1,025,841	1,076,759
Pool # A69436, 6.00%, due 12/01/37	502,186	532,709
Pool # G02562, 6.00%, due 01/01/37	776,568	825,710
Pool # G02648, 5.50%, due 12/01/36	895,068	939,495
Pool # G03803, 5.50%, due 01/01/38	698,646	732,778

		5,889,648

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (10.91%)
Pool # 50276, 9.50%, due 02/01/20	568	655
Pool # 256103, 5.50%, due 02/01/26	528,599	559,032
Pool # 257306, 5.50%, due 08/01/38	2,203,460	2,308,896
Pool # 897144, 6.00%, due 09/01/36	556,695	591,402

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (continued)
Pool # 906224, 5.50%, due 01/01/37	$1,204,403	$1,263,243
Pool # 928570, 6.00%, due 08/01/37	782,038	829,694

		5,552,922

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (19.46%)
2003-1 Class PE, 5.50%, due 07/01/32	1,000,000	1,052,403
2003-116 Class JC, 5.00%, due 05/01/30	1,000,000	1,020,531
Pool # 1512, 7.50%, due 12/01/23	9,789	10,982
Pool # 2631, 7.00%, due 08/01/28	14,518	16,112
Pool # 2658, 6.50%, due 10/01/28	25,252	27,384
Pool # 2701, 6.50%, due 01/01/29	33,099	35,897
Pool # 2796, 7.00%, due 08/01/29	25,176	27,953
Pool # 3039, 6.50%, due 02/01/31	9,169	9,934
Pool # 3040, 7.00%, due 02/01/31	15,955	17,725
Pool # 3188, 6.50%, due 01/01/32	54,529	58,828
Pool # 3239, 6.50%, due 05/01/32	51,714	55,791
Pool # 3261, 6.50%, due 07/01/32	103,591	111,758
Pool # 3320, 5.50%, due 12/01/32	432,396	456,306
Pool # 3333, 5.50%, due 01/01/33	362,688	382,511
Pool # 3375, 5.50%, due 04/01/33	54,378	57,350
Pool # 3390, 5.50%, due 05/01/33	240,812	253,973
Pool # 3403, 5.50%, due 06/01/33	409,861	432,261
Pool # 3458, 5.00%, due 10/01/33	405,436	419,765
Pool # 3499, 5.00%, due 01/01/34	586,261	606,558
Pool # 3556, 5.50%, due 05/01/34	597,270	629,076
Pool # 3623, 5.00%, due 10/01/34	960,329	993,576
Pool # 22630, 6.50%, due 08/01/28	14,191	15,390
Pool # 276337, 10.00%, due 08/01/19	3,567	4,082
Pool # 643816, 6.00%, due 07/01/25	787,069	838,201
Pool # 704189, 5.50%, due 01/01/39	918,242	963,335
Pool # 782604, 5.50%, due 03/01/39	1,343,610	1,409,592

		9,907,274

Total Mortgage-Backed Securities (Cost $20,366,057)		21,349,844

SHORT-TERM INVESTMENTS (15.64%)

COMMERCIAL PAPER (1.96%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., 0.11%, due 01/05/10	1,000,000	1,000,000

Total Commercial Paper (Cost $1,000,000)		1,000,000

UNITED STATES GOVERNMENT AGENCIES (10.31%)
Federal Home Loan Bank, due 02/04/10	1,000,000	999,972
Federal Home Loan Bank, due 02/19/10	1,000,000	999,918
Federal Home Loan Mortgage Corp., due 02/22/10	1,500,000	1,499,924
Federal Home Loan Mortgage Corp., due 03/16/10	1,000,000	999,794
Federal National Mortgage Assoc., due 02/01/10	750,000	749,974

Total United States Government Agencies (Cost $5,249,582)		5,249,582

	Shares
	Held

MONEY MARKET MUTUAL FUND (3.37%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $1,712,315)	1,712,315	1,712,315

Total Short-Term Investments (Cost $7,961,897)		7,961,897

Total Investments (99.50%) (Cost $50,669,788)		50,652,636

OTHER ASSETS LESS LIABILITIES (0.50%)
Cash, receivables, prepaid expense and other assets, less liabilities		256,923

Total Net Assets (100.00%)		$50,909,559

(1)	Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 12/31/09, the carrying value of each unit was 74.959, representing $1,124,379 or 2.21% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
December 31, 2009

	Shares
	Held	Value

PREFERRED STOCKS (2.03%)

DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000	$800,000

	Principal
	Amount

CORPORATE BONDS (70.38%)

APPAREL AND ACCESSORY STORES (3.32%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,309,000

CHEMICALS AND ALLIED PRODUCTS (4.16%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	750,000	929,970
Nova Chemicals, Corp., 7.875%, due 09/15/25	800,000	708,040

		1,638,010

DEPOSITORY INSTITUTIONS (2.85%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,124,379

ELECTRIC, GAS AND SANITARY SERVICES (14.75%)
Avista Corp, 5.95%, due 06/01/18	1,400,000	1,465,450
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	1,487,646	1,446,439
Entergy Corp., 6.18%, due 03/01/35	1,700,000	1,662,702
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	156,000	155,928
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	800,000	908,976
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	168,590	170,528

		5,810,023

FOOD STORES (3.47%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000	1,364,941

FURNITURE AND FIXTURES (3.36%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000	1,323,582

HOLDING AND OTHER INVESTMENT OFFICES (13.56%)
First Industrial, L.P., 7.60%, due 07/15/28	700,000	530,446
First Industrial, L.P., 7.75%, due 04/15/32	500,000	375,610
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000	1,297,881
HRPT Properties Trust, 6.25%, due 08/15/16	1,075,000	1,008,114
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	1,171,000	654,495
Realty Income Corp., 6.75%, due 08/15/19	1,500,000	1,473,375

		5,339,921

INSURANCE CARRIERS (1.42%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	559,463

MOTION PICTURES (2.45%)
Time Warner Inc., 8.375%, due 03/15/23	800,000	966,184

OIL AND GAS EXTRACTION (4.33%)
Nabors Industries, Inc., 9.25%, due 01/15/19	700,000	861,651
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000	845,000

		1,706,651

PAPER AND ALLIED PRODUCTS (2.93%)
International Paper Co., 7.95%, due 06/15/18	1,000,000	1,153,300

PIPELINES (4.44%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	1,600,000	1,747,888

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (1.72%)
Owens Corning, 9.00%, due 06/15/19	600,000	675,546

TRANSPORTATION — BY AIR (2.44%)
Continental Airlines, Inc. Pass- Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	1,022,447	963,002

WATER TRANSPORTATION (5.18%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,155,000
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	994,312	883,546

		2,038,546

Total Corporate Bonds (Cost $28,429,031)		27,720,436

MORTGAGE-BACKED SECURITIES (14.44%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (9.41%)
3023 Class TG, 5.50%, due 08/01/35	562,879	573,928
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,016,960
Pool # A53146, 5.50%, due 10/01/36	359,044	376,865
Pool # A69436, 6.00%, due 12/01/37	753,279	799,064

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (continued)
Pool # G02648, 5.50%, due 12/01/36	$895,068	$939,495

		3,706,312
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (5.03%)
Pool # 256103, 5.50%, due 02/01/26	528,599	559,032
Pool # 897144, 6.00%, due 09/01/36	556,696	591,402
Pool # 928570, 6.00%, due 08/01/37	782,038	829,694

		1,980,128

Total Mortgage-Backed Securities (Cost $5,405,444)		5,686,440

SHORT-TERM INVESTMENTS (11.81%)

UNITED STATES GOVERNMENT AGENCIES (6.22%)
Federal Home Loan Mortgage Corp., due 02/03/10	400,000	399,989
Federal Home Loan Mortgage Corp., due 03/15/10	1,100,000	1,099,822
Federal National Mortgage Assoc., due 01/20/10	450,000	449,990
Federal National Mortgage Assoc., due 02/01/10	500,000	499,983

Total United States Government Agencies (Cost $2,449,784)		2,449,784

COMMERCIAL PAPER (1.14%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., 0.11%, due 01/05/10	450,000	450,000

Total Commercial Paper (Cost $450,000)		450,000

	Shares
	Held

MONEY MARKET MUTUAL FUND (4.45%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $1,753,524)	1,753,524	1,753,524

Total Short-Term Investments (Cost $4,653,308)		4,653,308

Total Investments (98.66%) (Cost $39,287,783)		38,860,184

OTHER ASSETS LESS LIABILITIES (1.34%)
Cash, receivables, prepaid expense and other assets, less liabilities		529,555

Total Net Assets (100.00%)		$39,389,739

(1)	Restricted Securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 12/31/09, the carrying value of each unit was 74.959, representing PNC Preferred FD, was purchased at 100.000 on 11/29/2006. As of 12/31/09, the carrying value of each unit was 74.959, representing $1,116,330 or 3.05% of total net assets. $1,124,379 or 2.85% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 12/31/09, the carrying value of each unit was 88.860, representing $1,011,630 or 2.32% of total net assets. representing $883,546 or 2.24% of total net assets.

As of 12/31/09, the carrying value of all restricted securities was $2,007,925 or 5.09% of total net assets.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
December 31, 2009

	Shares
	Held	Value

COMMON STOCKS (71.40%)

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.58%)
Advance Auto Parts, Inc.	9,900	$400,752
AutoZone, Inc. (1)	2,700	426,789
O’Reilly Automotive, Inc. (1)	10,600	404,072

		1,231,613

BUSINESS SERVICES (3.99%)
Automatic Data Processing, Inc.	11,300	483,866
eBay Inc. (1)	8,900	209,506
Microsoft Corp.	59,400	1,811,106
Oracle Corp.	24,830	609,328

		3,113,806

CHEMICALS AND ALLIED PRODUCTS (9.97%)
Abbott Laboratories	17,500	944,825
Amgen Inc. (1)	3,900	220,623
Colgate-Palmolive Co.	4,330	355,709
Dow Chemical Co. (The)	13,965	385,853
E. I. du Pont de Nemours and Co.	22,875	770,201
Johnson & Johnson	26,912	1,733,402
Merck & Co., Inc.	9,054	330,833
Mylan Inc. (1)	19,050	351,092
Pfizer Inc.	67,084	1,220,258
Procter & Gamble Co. (The)	13,605	824,871
Teva Pharmaceutical Industries Ltd.	11,399	640,396

		7,778,063

COMMUNICATIONS (1.63%)
AT&T Inc.	12,600	353,178
Comcast Corp.-Class A	13,590	229,127
Verizon Communications Inc.	20,675	684,963

		1,267,268

DEPOSITORY INSTITUTIONS (3.30%)
Bank of America Corp.	17,202	259,062
Bank of New York Mellon Corp. (The)	12,108	338,661
JPMorgan Chase & Co.	10,400	433,368
New York Community Bancorp, Inc.	44,834	650,541
Northern Trust Corp.	10,625	556,750
U.S. Bancorp	12,895	290,266
Wells Fargo & Co.	1,658	44,749

		2,573,397

ELECTRIC, GAS AND SANITARY SERVICES (5.36%)
Atmos Energy Corp.	22,952	674,789
Integrys Energy Group, Inc.	14,304	600,625
Pepco Holdings, Inc.	17,790	299,762
Pinnacle West Capital Corp.	24,200	885,236
Tortoise Energy Capital Corp.	52,400	1,198,912
Waste Management, Inc.	15,400	520,674

		4,179,998
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.85%)
Cisco Systems, Inc. (1)	35,830	857,770
Energy Conversion Devices, Inc. (1)	14,000	147,980
General Electric Co.	106,965	1,618,380
Helen of Troy Ltd. (1)	12,334	301,690
Intel Corp.	42,000	856,800

		3,782,620

FABRICATED METAL PRODUCTS (0.63%)
Illinois Tool Works Inc.	10,155	487,338

FOOD AND KINDRED PRODUCTS (2.92%)
Coca-Cola Co. (The)	10,380	591,660
Diageo plc	7,200	499,752
Kraft Foods Inc.	15,399	418,545
PepsiCo, Inc.	12,650	769,120

		2,279,077

GENERAL MERCHANDISE STORES (1.69%)
Target Corp.	4,760	230,241
Wal-Mart Stores, Inc.	20,290	1,084,501

		1,314,742

HOLDING AND OTHER INVESTMENT OFFICES (1.07%)
H&Q Life Sciences Investors	21,230	200,411
iShares MSCI Japan Index	34,030	331,452
Redwood Trust, Inc.	20,900	302,214

		834,077

INDUSTRIAL MACHINERY AND EQUIPMENT (4.47%)
3M Co.	6,535	540,248
Apple Inc. (1)	4,400	927,784
Baker Hughes Inc.	8,700	352,176
EMC Corp. (1)	36,800	642,896
Hewlett-Packard Co.	5,460	281,245
Ingersoll-Rand plc	20,634	737,459

		3,481,808

INSTRUMENTS AND RELATED PRODUCTS (0.96%)
Becton, Dickinson and Co.	6,235	491,692
Stryker Corp.	5,140	258,902

		750,594

INSURANCE AGENTS, BROKERS AND SERVICE (0.50%)
Arthur J. Gallagher & Co.	17,455	392,912

INSURANCE CARRIERS (5.11%)
Allstate Corp. (The)	7,140	214,486
Conseco, Inc. (1)	75,000	375,000
EMC Insurance Group Inc.	43,593	937,685
Hartford Financial Services Group, Inc. (The)	16,600	386,116
Kansas City Life Insurance Co.	14,300	425,425
Lincoln National Corp.	16,700	415,496
MetLife, Inc.	11,370	401,930
Old Republic International Corp.	31,100	312,244
Protective Life Corp.	31,400	519,670

		3,988,052

LEGAL SERVICES (0.56%)
FTI Consulting, Inc. (1)	9,300	438,588

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Shares
	Held	Value

COMMON STOCKS (continued)

METAL MINING (3.99%)
Barrick Gold Corp.	57,916	$2,280,732
Newmont Mining Corp.	17,500	827,925

		3,108,657

MISCELLANEOUS RETAIL (1.19%)
Cash America International, Inc.	12,800	447,488
EZCORP, Inc. (1)	28,000	481,880

		929,368

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.49%)
United Parcel Service, Inc.- Class B	6,720	385,526

OIL AND GAS EXTRACTION (5.87%)
Anadarko Petroleum Corp.	13,700	855,154
Apache Corp.	6,700	691,239
Devon Energy Corp.	6,400	470,400
Occidental Petroleum Corp.	22,250	1,810,038
Rowan Companies, Inc. (1)	16,700	378,088
Weatherford International Ltd. (1)	21,000	376,110

		4,581,029

PAPER AND ALLIED PRODUCTS (0.50%)
Kimberly-Clark Corp.	6,115	389,587

PETROLEUM AND COAL PRODUCTS (1.90%)
ConocoPhillips	17,170	876,872
Exxon Mobil Corp.	6,100	415,959
Valero Energy Corp.	11,100	185,925

		1,478,756

PIPELINES (2.16%)
Kinder Morgan Management, LLC (1)	30,894	1,688,048

PRINTING AND PUBLISHING (0.60%)
John Wiley & Sons, Inc.	11,100	464,868

RETAIL-DRUG STORES AND PROPRIETARY STORES (0.30%)
Walgreen Co.	6,360	233,539

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.78%)
Tupperware Brands Corp.	13,100	610,067

SECURITY AND COMMODITY BROKERS (0.64%)
BGC Partners, Inc.-Class A	108,505	501,293

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.98%)
Quest Diagnostics Inc.	12,600	760,788

TOBACCO PRODUCTS (0.36%)
Philip Morris International Inc.	5,735	276,370

TRANSPORTATION EQUIPMENT (2.44%)
Federal Signal Corp.	36,400	219,128
Genuine Parts Co.	13,600	516,256
Honeywell International Inc.	16,905	662,676
ITT Corp.	10,190	506,851

		1,904,911

WHOLESALE TRADE — NONDURABLE GOODS (0.61%)
Sysco Corp.	17,085	477,355

Total Common Stocks (Cost $52,615,870)		55,684,115
	Principal
	Amount

MORTGAGE-BACKED SECURITIES (24.89%)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000	2,367,907
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000	2,605,930
2003-71 Class AK, 5.00%, due 09/01/29	600,000	614,617
2003-116 Class JC, 5.00%, due 05/01/30	1,560,000	1,592,028
2004-22 Class BK, 3.47%, due 04/01/34	110,569	112,049
2004-26 Class GC, 5.00%, due 06/01/31	1,300,000	1,362,611
2004-72 Class DE, 5.00%, due 07/01/32	500,000	522,002
2004-76 Class VG, 5.00%, due 09/01/23	700,000	716,594
2004-89 Class KC, 4.00%, due 10/01/34	320,088	329,568
2004-105 Class PB, 5.00%, due 06/01/33	1,693,200	1,766,761
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000	2,112,360
2004-109 Class WE, 5.00%, due 05/01/33	780,000	818,892
2005-44 Class KC, 5.00% due 04/01/31	1,408,446	1,426,019
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000	1,033,423
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667	1,509,091
Pool #2796, 7.00%, due 08/01/29	37,765	41,930
Pool #3040, 7.00%, due 02/01/31	19,943	22,156
Pool #3188, 6.50%, due 01/01/32	54,529	58,828
Pool #3239, 6.50%, due 05/01/32	86,610	93,438

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (continued)
Pool #3333, 5.50%, due 01/01/33	$158,676	$167,349
Pool #3403, 5.50%, due 06/01/33	129,202	136,264

Total Mortgage-Backed Securities (Cost $18,302,046)		19,409,817

	Shares
	Held

SHORT-TERM INVESTMENTS (3.61%)

MONEY MARKET MUTUAL FUND
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $2,816,132)	2,816,132	2,816,132

Total Short-Term Investments (Cost $2,816,132)		2,816,132

Total Investments (99.90%) (Cost $73,734,048)		77,910,064

OTHER ASSETS LESS LIABILITIES (0.10%)
Cash, receivables, prepaid expense and other assets, less liabilities		80,244

Total Net Assets (100.00%)		$77,990,308

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
December 31, 2009

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value

SHORT-TERM INVESTMENTS (94.81%)
COMMERCIAL PAPER (4.61%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., due 01/06/10	0.090%	$245,000	$245,000
Chevron Corp., due 01/11/10	0.090	300,000	300,000

Total Commercial Paper (Cost $545,000)			545,000

UNITED STATES GOVERNMENT AGENCIES (81.33%)
Federal Farm Credit Bank, due 01/05/10	0.071	300,000	299,998
Federal Home Loan Bank, due 01/07/10	0.071	250,000	249,997
Federal Home Loan Bank, due 01/08/10	0.051	250,000	249,998
Federal Home Loan Bank, due 01/20/10	0.051	250,000	249,993
Federal Home Loan Bank, due 01/27/10	0.061	350,000	349,985
Federal Home Loan Bank, due 01/29/10	0.051	250,000	249,990
Federal Home Loan Bank, due 02/08/10	0.051	250,000	249,987
Federal Home Loan Bank, due 02/12/10	0.051	250,000	249,985
Federal Home Loan Bank, due 02/19/10	0.041	275,000	274,985
Federal Home Loan Bank, due 02/23/10	0.051	250,000	249,982
Federal Home Loan Bank, due 02/24/10	0.030	250,000	249,989
Federal Home Loan Bank, due 03/03/10	0.051	275,000	274,977
Federal Home Loan Bank, due 03/09/10	0.061	350,000	349,961
Federal Home Loan Mortgage Corp., due 01/21/10	0.071	250,000	249,990
Federal Home Loan Mortgage Corp., due 01/25/10	0.061	325,000	324,987
Federal Home Loan Mortgage Corp., due 01/26/10	0.091	350,000	349,978
Federal Home Loan Mortgage Corp., due 02/03/10	0.051	250,000	249,988
Federal Home Loan Mortgage Corp., due 02/16/10	0.041	300,000	299,985
Federal Home Loan Mortgage Corp., due 02/26/10	0.030	350,000	349,984
Federal Home Loan Mortgage Corp., due 03/01/10	0.061	275,000	274,973
Federal Home Loan Mortgage Corp., due 03/15/10	0.081	300,000	299,951
Federal Home Loan Mortgage Corp., due 03/17/10	0.101	375,000	374,922
Federal Home Loan Mortgage Corp., due 03/24/10	0.091	300,000	299,938
Federal National Mortgage Assoc., due 01/19/10	0.030	350,000	349,995
Federal National Mortgage Assoc., due 02/01/10	0.041	275,000	274,991
Federal National Mortgage Assoc., due 02/04/10	0.071	400,000	399,973
Federal National Mortgage Assoc., due 02/10/10	0.061	250,000	249,983
Federal National Mortgage Assoc., due 02/17/10	0.041	525,000	524,973
Federal National Mortgage Assoc., due 02/18/10	0.041	300,000	299,984
Federal National Mortgage Assoc., due 02/22/10	0.061	250,000	249,978
Federal National Mortgage Assoc., due 03/24/10	0.091	350,000	349,928
Federal National Mortgage Assoc., due 03/31/10	0.030	300,000	299,978

Total United States Government Agencies (Cost $9,624,306)			9,624,306

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO (continued)

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value

UNITED STATES TREASURY OBLIGATIONS (8.87%)
U.S. Treasury Bills, due 02/25/10	0.041%	$250,000	$249,985
U.S. Treasury Bills, due 03/18/10	0.030	350,000	349,978
U.S. Treasury Bills, due 04/01/10	0.081	450,000	449,910

Total United States Treasury Obligations (Cost $1,049,873)			1,049,873

Total Short-Term Investments (Cost $11,219,179)			11,219,179

OTHER ASSETS LESS LIABILITIES (5.19%)
Cash, receivables, prepaid expense and other assets, less liabilities			614,563

Total Net Assets (100.00%)			$11,833,742

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
December 31, 2009

	Shares
	Held	Value

COMMON STOCKS (96.84%)
BUSINESS SERVICES (5.89%)
AOL Inc. (1)	1,499	$34,897
Microsoft Corp.	91,883	2,801,513
Oracle Corp.	57,149	1,402,436

		4,238,846
CHEMICALS AND ALLIED PRODUCTS (17.74%)
Abbott Laboratories	24,755	1,336,522
Amgen Inc. (1)	17,835	1,008,926
Bristol-Myers Squibb Co.	41,053	1,036,588
Colgate-Palmolive Co.	6,950	570,943
Dow Chemical Co. (The)	10,505	290,253
E. I. du Pont de Nemours and Co.	15,756	530,505
Eli Lilly and Co.	17,662	630,710
Johnson & Johnson	42,710	2,750,951
Merck & Co., Inc.	31,708	1,158,610
Pfizer Inc.	44,377	807,218
Procter & Gamble Co. (The)	43,542	2,639,951

		12,761,177
COMMUNICATIONS (4.79%)
AT&T Inc.	34,855	976,985
CBS Corp.-Class B	12,084	169,780
Comcast Corp.-Class A	33,054	557,290
Time Warner Cable Inc.	4,141	171,396
Verizon Communications Inc.	36,562	1,211,299
Viacom Inc.-Class B (1)	12,084	359,257

		3,446,007
DEPOSITORY INSTITUTIONS (5.52%)
Bank of America Corp.	45,666	687,730
Citigroup Inc.	48,341	160,009
JPMorgan Chase & Co.	46,325	1,930,363
Wells Fargo & Co.	44,074	1,189,557

		3,967,659
EATING AND DRINKING PLACES (3.86%)
McDonald’s Corp.	44,467	2,776,519
ELECTRIC, GAS AND SANITARY SERVICES (2.62%)
Exelon Corp.	24,105	1,178,011
Southern Co. (The)	21,215	706,884

		1,884,895
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.78%)
Cisco Systems, Inc. (1)	61,023	1,460,891
General Electric Co.	84,256	1,274,793
Intel Corp.	57,041	1,163,636
Motorola, Inc.	37,189	288,587
Texas Instruments Inc.	26,461	689,574

		4,877,481
FOOD AND KINDRED PRODUCTS (4.74%)
Coca-Cola Co. (The)	31,034	1,768,938
Kraft Foods Inc.	26,424	718,204
PepsiCo, Inc.	15,208	924,646

		3,411,788
FORESTRY (0.38%)
Weyerhaeuser Co.	6,270	270,488
GENERAL MERCHANDISE STORES (3.90%)
Target Corp.	11,900	575,603
Wal-Mart Stores, Inc.	41,773	2,232,767

		2,808,370
INDUSTRIAL MACHINERY AND EQUIPMENT (11.74%)
3M Co.	17,453	1,442,839
Applied Materials, Inc.	23,520	327,869
Caterpillar Inc.	28,044	1,598,228
Dell Inc. (1)	30,585	439,201
EMC Corp. (1)	37,308	651,771
Hewlett-Packard Co.	40,454	2,083,786
International Business Machines Corp.	14,526	1,901,453

		8,445,147
MOTION PICTURES (2.29%)
Time Warner Inc.	16,497	480,723
Walt Disney Co. (The)	36,092	1,163,967

		1,644,690
NON-DEPOSITORY CREDIT INSTITUTIONS (3.08%)
American Express Co.	54,692	2,216,120
PETROLEUM AND COAL PRODUCTS (10.76%)
Chevron Corp.	38,610	2,972,584
Exxon Mobil Corp.	69,936	4,768,936

		7,741,520
PRIMARY METAL INDUSTRIES (0.68%)
Alcoa Inc.	30,278	488,081
SECURITY AND COMMODITY BROKERS (0.56%)
Ameriprise Financial, Inc.	10,349	401,748

TOBACCO PRODUCTS (3.60%)
Altria Group, Inc.	38,185	749,572
Philip Morris International Inc.	38,185	1,840,135

		2,589,707
TRANSPORTATION EQUIPMENT (7.91%)
Boeing Co. (The)	26,912	1,456,747
Honeywell International Inc.	37,254	1,460,357
United Technologies Corp.	40,007	2,776,886

		5,693,990

Total Common Stocks (Cost $59,072,179)		69,664,233

SHORT-TERM INVESTMENTS (3.11%)

MONEY MARKET MUTUAL FUND (3.11%)
JPMorgan U.S. Treasury Plus Money Market Fund	2,238,109	2,238,109

Total Short-Term Investments (Cost $2,238,109)		2,238,109

Total Investments (99.95%) (Cost $61,310,288)		71,902,342
OTHER ASSETS LESS LIABILITIES (0.05%)

Cash, receivables, prepaid expense and other assets, less liabilities		36,964

Total Net Assets (100.00%)		$71,939,306

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2009

1.	Significant Accounting Policies

Organization

EquiTrust Variable Insurance Series Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company, or mutual fund. The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Initial Class (IC) and Service Class (SC) shares. The Fund began offering SC shares on June 1, 2008. Shares of the Fund are sold only to certain life insurance companies’ separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company and EquiTrust Life Insurance Company (see Note 3).

SC shares are charged distribution fees while IC shares are not. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except SC shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the SC shares). In addition, the Board of Trustees of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than distribution fees which are only charged to SC shares), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class.

Security Valuation

All Portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Trustees. Short-term investments are valued at market value, except that obligations maturing in one year or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other Portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles (GAAP). These differences are primarily due to differing treatments for

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

certain basis adjustments resulting from taxable mergers. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Fund’s organizational documents, its present and past officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Trustees, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

In September 2009, the Funds adopted the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Codification). This guidance establishes two levels of GAAP — authoritative and nonauthoritative. The FASB Codification is now the source of authoritative, nongovernmental GAAP, except for rules and interpretive releases of the Securities and Exchange Commission (SEC), which are sources of authoritative GAAP for SEC registrants. All other nongrandfathered, non-SEC accounting literature not included in the Codification is now nonauthoritative. As the Codification did not change or alter existing GAAP, it did not have any impact on our consolidated financial statements.

Effective May 2009, the Fund adopted guidance which establishes principals and requirements for potential recognition and disclosure of events or transactions that occur after the balance sheet date. The Fund is not aware of any transactions or events, which occurred after the balance sheet date and before the financial statements were issued, February 26, 2010, which would require recognition or disclosure.

On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for open tax years (December 31, 2006 through December 31, 2009).

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes (continued)

As of December 31, 2009, the following Portfolios had approximate net capital loss carryforwards set forth below:

	Portfolio
	Value	Strategic
Net Capital Loss Carryforwards Expire In:	Growth	Yield	Managed	Blue Chip

2010	$—	$1,495,000	$—	$—
2011	—	571,000	—	3,950,000
2012	—	—	—	556,000
2013	—	—	—	60,000
2016	1,382,000	1,000	96,000	1,902,000
2017	3,142,000	1,929,000	4,398,000	790,000

	$4,524,000	$3,996,000	$4,494,000	$7,258,000

There were no capital loss carryovers utilized during the year ended December 31, 2009.

As of December 31, 2009, the Value Growth, High Grade Bond, Strategic Yield and Blue Chip Portfolios had post-October capital losses of $43,031, $62,210, $4,351 and $46, respectively, that will be deferred to the first day of the next fiscal year.

The tax character of distributions for the years indicated were as follows:

	Year Ended December 31,			Year Ended December 31,
	2009			2008
		Long-Term			Long-Term
	Ordinary	Capital	Return of	Ordinary	Capital
Portfolio	Income	Gains	Capital	Income	Gains

Value Growth	$953,656	$—	$—	$1,619,864	$2,618,689
High Grade Bond	2,180,873	182,152	3,247	2,306,210	19,907
Strategic Yield	2,350,027	—	2,433	2,679,829	—
Managed	2,336,485	—	—	3,407,968	3,312,665
Money Market	15,235	—	—	304,445	—
Blue Chip	1,951,148	—	—	1,916,168	—

The Fund designates long-term capital gain dividends per Internal Revenue Code Section 852(b)(3)(C). Distributions of short-term capital gain are treated as ordinary income distributions for tax purposes.

As of December 31, 2009, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities, except as follows:

	Portfolio
		Strategic
	Value Growth	Yield	Managed

Undistributed ordinary income	$705,060	$—	$1,902,815
Accumulated capital losses	(4,567,443)	(4,000,408)	(4,494,231)
Net unrealized appreciation (depreciation) of investments	1,275,603	(427,599)	4,196,796
Other timing differences	—	(7,750)	—

Total accumulated earnings (deficit)	$(2,586,780)	$(4,435,757)	$1,605,380

Differences between book and tax are primarily attributable to taxable spin-offs, mergers and corporate inversions.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) relating to the management of the Portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates (continued)

assets as follows: Value Growth Portfolio — 0.45%; High Grade Bond Portfolio — 0.30%; Strategic Yield Portfolio — 0.45%; Managed Portfolio — 0.45%; Money Market Portfolio — 0.25% ; and Blue Chip Portfolio — 0.20%, and (2) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

The Fund has entered into agreements with EquiTrust Investment whereby EquiTrust Investment also serves as the Fund’s shareholder service, transfer and dividend disbursing agent. EquiTrust Marketing Services, LLC serves as the principal underwriter and distributor. Pursuant to these agreements, SC pays a 12B-1 distribution fee at an annual rate of 0.25% of the average daily net asset value attributable to the class of shares. There are no other fees paid by the Fund associated with these services.

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes and extraordinary expenses) in excess of 1.50% of each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the Portfolio for such period. During the year ended December 31, 2009, EquiTrust Investment further agreed to reimburse any IC Portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the year ended December 31, 2009, no excess expense reimbursements were made to the Fund by EquiTrust Investment.

During the year ended December 31, 2009, EquiTrust Investment voluntarily waived various Portfolio and class level expenses in the Money Market IC and SC Portfolio. These voluntary waivers may be revoked at any time. For the year ended December 31, 2009, the voluntary waiver amounts were as follows:

	Money Market Portfolio
Fees	IC	SC

Investment advisory and management fees	$31,257	$1,130
Distribution fees	—	1,123
Accounting fees	5,020	203
Custodian fees	2,886	110
Miscellaneous	7,450	331

Certain officers and trustees of the Fund are also officers of EquiTrust Investment, Farm Bureau Life Insurance Company and other affiliated entities. As of December 31, 2009, the total number of the shares of each Portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company and related separate accounts were as follows:

IC Portfolio	Shares

Value Growth	4,216,315
High Grade Bond	3,749,873
Strategic Yield	3,662,620
Managed	5,287,078
Money Market	9,660,028
Blue Chip	2,040,297

SC Portfolio	Shares

Value Growth	37,448
High Grade Bond	644,191
Strategic Yield	86,554
Managed	79,334
Money Market	340,828
Blue Chip	74,251

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

4.	Fair Value

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities on the measurement date

•	Level 2 — Other significant observable inputs (including quoted prices in active markets for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009:

	Investments in Securities
		High Grade	Strategic		Money
	Value Growth	Bond	Yield	Managed	Market	Blue Chip
Valuation Inputs	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Level 1 — Quoted Prices:
Common stocks*	$50,336,831	$—	$—	$55,684,115	$—	$69,664,233
Preferred stocks*	—	—	800,000	—	—	—
Money market mutual fund	2,504,564	1,712,315	1,753,524	2,816,132	—	2,238,109
Level 2 — Other Significant Observable Inputs:
Debt securities issued by US governement agencies*	—	5,249,582	2,449,784	—	10,674,179	—
Corporate debt securities*	—	21,106,524	28,170,436	—	545,000	—
Residential mortgage-backed securities*	—	21,349,844	5,686,440	19,409,817	—	—
Commercial mortgage-backed securities*	—	1,234,371	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—

Total	$52,841,395	$50,652,636	$38,860,184	$77,910,064	$11,219,179	$71,902,342

*	For further breakdown of securities by industry type, please refer to the Schedule of Investments.

5.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians’ fees through credits earned by the Funds’ cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodian fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

6.	Capital Share Transactions

Transactions in shares of beneficial interest for each Portfolio were as follows:

			Shares Issued In
			Reinvestment of
			Dividends and				Net Increase
	Shares Sold		Distributions		Shares Redeemed		(Decrease)
Portfolio	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Year ended December 31, 2009:
Value Growth IC	164,824	$1,649,861	112,756	$952,784	498,527	$5,030,897	(220,947)	$(2,428,252)
Value Growth SC	32,904	335,438	99	855	11,364	111,533	21,639	224,760
High Grade Bond IC	664,177	6,394,763	222,806	2,165,053	872,651	8,412,488	14,332	147,328
High Grade Bond SC	458,663	4,479,473	20,556	200,980	128,588	1,231,600	350,631	3,448,853
Strategic Yield IC	228,470	1,834,089	292,069	2,325,728	954,143	7,425,518	(433,604)	(3,265,701)
Strategic Yield SC	69,881	557,146	3,240	26,446	17,586	134,612	55,535	448,980
Managed IC	124,908	1,503,725	222,792	2,332,629	655,634	7,809,556	(307,934)	(3,973,202)
Managed SC	43,327	519,917	356	3,835	23,719	292,087	19,964	231,665
Money Market IC	9,647,035	9,647,035	13,349	13,349	12,943,360	12,943,360	(3,282,976)	(3,282,976)
Money Market SC	4,333,636	4,333,636	454	454	4,045,903	4,045,903	288,187	288,187
Blue Chip IC	102,005	2,740,177	83,105	1,945,486	218,619	6,086,776	(33,509)	(1,401,113)
Blue Chip SC	54,656	1,591,763	234	5,639	5,697	158,615	49,193	1,438,787
Year ended December 31, 2008:
Value Growth IC	224,215	$2,803,884	319,650	$4,238,553	500,351	$6,070,197	43,514	$972,240
Value Growth SC	17,255	196,425	—	—	638	7,008	16,617	189,417
High Grade Bond IC	522,199	5,182,828	235,136	2,287,353	911,310	8,753,835	(153,975)	(1,283,654)
High Grade Bond SC	331,619	3,163,028	4,114	38,626	40,225	383,565	295,508	2,818,089
Strategic Yield IC	499,480	4,281,839	324,019	2,675,714	1,017,174	8,377,138	(193,675)	(1,419,585)
Strategic Yield SC	32,472	259,198	517	3,940	1,300	10,368	31,689	252,770
Managed IC	216,726	3,069,388	462,853	6,720,633	770,904	10,584,433	(91,325)	(794,412)
Managed SC	63,223	793,850	—	—	3,684	50,227	59,539	743,623
Money Market IC	28,454,476	28,454,476	280,319	280,319	30,567,209	30,567,209	(1,832,414)	(1,832,414)
Money Market SC	397,179	397,179	381	381	200,469	200,469	197,091	197,091
Blue Chip IC	109,673	3,962,079	49,488	1,916,168	244,168	8,648,468	(85,007)	(2,770,221)
Blue Chip SC	27,401	906,330	—	—	2,343	79,190	25,058	827,140

7.	Investment Transactions

For the year ended December 31, 2009, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales

Value Growth	$14,808,035	$17,232,488
High Grade Bond	7,347,209	3,623,168
Strategic Yield	2,034,722	4,572,961
Managed	9,741,687	13,690,511
Blue Chip	—	10,795

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (continued)

7.	Investment Transactions (continued)

The basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes as of December 31, 2009, by Portfolio, was composed of the following:

	Tax Cost of			Net Unrealized
	Investments	Gross Unrealized		Appreciation (Depreciation)
Portfolio	in Securities	Appreciation	Depreciation	of Investments

Value Growth	$51,565,792	$7,957,175	$6,681,572	$1,275,603
High Grade Bond	50,669,788	1,787,500	1,804,652	(17,152)
Strategic Yield	39,287,783	1,423,479	1,851,078	(427,599)
Managed	73,713,268	11,558,964	7,362,168	4,196,796
Blue Chip	61,310,288	22,825,563	12,233,509	10,592,054

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
Years Ended December 31, 2009, 2008, 2007, 2006 and 2005

		Income from Investment Operations				Less Distributions
				Net Realized
				and
	Net Asset	Net		Unrealized	Total	Dividends	Distributions
	Value at	Invest-		Gain	from	from Net	from
	Beginning	ment		(Loss) on	Investment	Investment	Capital	Total
	of Period	Income		Investments	Operations	Income	Gains	Distributions

Value Growth Portfolio
Initial Class:
2009	$9.80	$0.16		$2.35	$2.51	$(0.21)	$—	$(0.21)
2008	15.06	0.21		(4.53)	(4.32)	(0.33)	(0.61)	(0.94)
2007	15.09	0.33		0.43	0.76	(0.27)	(0.52)	(0.79)
2006	13.65	0.27		1.36	1.63	(0.19)	—	(0.19)
2005	12.98	0.19		0.63	0.82	(0.15)	—	(0.15)
Service Class:
2009	$9.79	$0.09		$2.46	$2.55	$(0.05)	$—	$(0.05)
2008(3)	13.97	0.05		(4.23)	(4.18)	—	—	—
High Grade Bond Portfolio
Initial Class:
2009	$9.47	$0.46		$0.63	$1.09	$(0.46)	$(0.03)	$(0.49)
2008	10.12	0.49		(0.65)	(0.16)	(0.49)	—	(0.49)
2007	10.12	0.53		0.01	0.54	(0.53)	(0.01)	(0.54)
2006	10.16	0.51		(0.04)	0.47	(0.51)	—	(0.51)
2005	10.38	0.47		(0.20)	0.27	(0.47)	(0.02)	(0.49)
Service Class:
2009	$9.47	$0.44		$0.63	$1.07	$(0.44)	$(0.03)	$(0.47)
2008(3)	9.87	0.27		(0.40)	(0.13)	(0.27)	—	(0.27)
Strategic Yield Portfolio
Initial Class:
2009	$7.46	$0.51		$1.25	$1.76	$(0.51)	$—	$(0.51)
2008	8.94	0.53		(1.48)	(0.95)	(0.53)	—	(0.53)
2007	9.19	0.57		(0.25)	0.32	(0.57)	—	(0.57)
2006	9.14	0.55		0.05	0.60	(0.55)	—	(0.55)
2005	9.37	0.53		(0.23)	0.30	(0.53)	—	(0.53)
Service Class:
2009	$7.46	$0.49		$1.25	$1.74	$(0.49)	$—	$(0.49)
2008(3)	8.60	0.30		(1.14)	(0.84)	(0.30)	—	(0.30)
Managed Portfolio
Initial Class:
2009	$11.93	$0.34		$1.74	$2.08	$(0.40)	$—	$(0.40)
2008	16.05	0.40		(3.40)	(3.00)	(0.56)	(0.56)	(1.12)
2007	16.32	0.56		0.33	0.89	(0.46)	(0.70)	(1.16)
2006	15.80	0.49		1.28	1.77	(0.37)	(0.88)	(1.25)
2005	15.67	0.35		0.32	0.67	(0.27)	(0.27)	(0.54)
Service Class:
2009	$11.91	$0.26		$1.88	$2.14	$(0.06)	$—	$(0.06)
2008(3)	14.99	0.06		(3.14)	(3.08)	—	—	—
Money Market Portfolio
Initial Class:
2009	$1.00	$—	(2)	$—	$—	$—	$—	$—
2008	1.00	0.02	(2)	—	0.02	(0.02)	—	(0.02)
2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)
2006	1.00	0.04		—	0.04	(0.04)	—	(0.04)
2005	1.00	0.02		—	0.02	(0.02)	—	(0.02)
Service Class:
2009	$1.00	$—	(2)	$—	$—	$—	$—	$—
2008(3)	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Blue Chip Portfolio
Initial Class:
2009	$28.91	$0.75		$4.07	$4.82	$(0.91)	$—	$(0.91)
2008	42.41	0.91		(13.55)	(12.64)	(0.86)	—	(0.86)
2007	40.61	0.86		1.73	2.59	(0.79)	—	(0.79)
2006	35.27	0.79		5.25	6.04	(0.70)	—	(0.70)
2005	35.17	0.70		0.07	0.77	(0.67)	—	(0.67)
Service Class:
2009	$28.87	$0.38		$4.64	$5.02	$(0.18)	$—	$(0.18)
2008(3)	39.44	0.23		(10.80)	(10.57)	—	—	—

		Ratios/Supplemental Data
					Ratio of
	Total				Net
Net Asset	Investment		Ratio of	Ratio of	Investment
Value at	Return Based	Net Assets at	Total Expenses	Net Expenses	Income	Portfolio
End	on Net Asset	End of Period	to Average	to Average	to Average	Turnover
of Period	Value (1)	(In thousands)	Net Assets (3)	Net Assets (3)	Net Assets (3)	Rate

$12.10	26.56%	$52,383	0.59%	0.59%	1.53%	35%
9.80	(30.31)%	44,595	0.58%	0.58%	1.62%	24%
15.06	5.27%	67,870	0.55%	0.55%	2.20%	17%
15.09	12.07%	65,712	0.58%	0.58%	1.88%	30%
13.65	6.41%	60,223	0.58%	0.58%	1.42%	18%

$12.29	26.24%	$470	0.84%	0.84%	1.20%	35%
9.79	(29.92)%	163	0.84%	0.84%	1.70%	24%

$10.07	11.90%	$44,400	0.44%	0.44%	4.75%	24%
9.47	(1.60)%	41,603	0.43%	0.43%	5.00%	17%
10.12	5.48%	46,039	0.42%	0.42%	5.30%	11%
10.12	4.78%	39,371	0.44%	0.44%	5.08%	17%
10.16	2.65%	34,946	0.45%	0.45%	4.63%	12%

$10.07	11.63%	$6,510	0.69%	0.69%	4.44%	24%
9.47	(1.30)%	2,799	0.68%	0.68%	4.87%	17%

$8.71	24.44%	$38,630	0.59%	0.59%	6.42%	6%
7.46	(11.08)%	36,345	0.58%	0.58%	6.28%	11%
8.94	3.56%	45,247	0.57%	0.57%	6.26%	17%
9.19	6.79%	41,481	0.58%	0.58%	6.04%	16%
9.14	3.26%	37,067	0.59%	0.59%	5.71%	1%

$8.71	24.14%	$760	0.84%	0.84%	6.04%	6%
7.46	(9.90)%	237	0.84%	0.84%	6.73%	11%

$13.61	18.42%	$76,878	0.57%	0.57%	2.67%	14%
11.93	(19.94)%	71,044	0.55%	0.55%	2.70%	19%
16.05	5.87%	97,073	0.54%	0.54%	3.47%	14%
16.32	11.99%	93,796	0.55%	0.55%	2.98%	24%
15.80	4.53%	83,368	0.56%	0.56%	2.34%	24%

$13.99	18.13%	$1,112	0.82%	0.82%	2.39%	14%
11.91	(20.55)%	709	0.81%	0.81%	2.87%	19%

$1.00	0.12%	$11,348	0.46%	0.09%	0.12%	0%
1.00	1.91%	14,631	0.46%	0.45%	1.92%	0%
1.00	4.71%	16,464	0.45%	0.45%	4.60%	0%
1.00	4.43%	8,557	0.54%	0.54%	4.37%	0%
1.00	2.50%	6,288	0.61%	0.61%	2.47%	0%

$1.00	0.11%	$485	0.71%	0.07%	0.10%	0%
1.00	0.71%	197	0.73%	0.69%	0.87%	0%

$32.82	17.95%	$69,436	0.33%	0.33%	2.56%	0%
28.91	(30.32)%	62,138	0.31%	0.31%	2.46%	1%
42.41	6.49%	94,766	0.29%	0.29%	2.04%	2%
40.61	17.42%	90,261	0.31%	0.31%	2.07%	0%
35.27	2.29%	82,501	0.31%	0.31%	1.98%	0%

$33.71	17.65%	$2,503	0.57%	0.57%	2.19%	0%
28.87	(26.80)%	723	0.57%	0.57%	2.60%	1%

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year.

(2) Without a voluntary waiver/reimbursement of a portion of expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolio would have had per share net investment income as shown:

		Per Share
		Net Investment	Amount
	Year	Income	Reimbursed
Money Market Portfolio
Initial Class	2009	$—	$46,613
	2008	0.02	1,311
Service Class	2009	$—	$2,897
	2008	0.01	18

(3) Service Class financial highlights are for the period June 1, 2008 to December 31, 2008. Respective ratios/supplemental data are computed on an annualized basis.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
EquiTrust Variable Insurance Series Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of EquiTrust Variable Insurance Series Fund (comprising, respectively, the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios) as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the EquiTrust Variable Insurance Series Fund at December 31, 2009, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa
February 26, 2010

EQUITRUST VARIABLE INSURANCE SERIES FUND
TAX INFORMATION (Unaudited)

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

	Portfolio
	High Grade Bond		Strategic Yield		Money Market
Payable Date	IC	SC	IC	SC	IC	SC

January 30, 2009	$0.0379	$0.0360	$0.0435	$0.0420	$0.0002	$0.0001
February 27, 2009	0.0410	0.0392	0.0513	0.0499	0.0001	0.0001
March 31, 2009	0.0402	0.0381	0.0406	0.0391	0.0001	0.0001
April 30, 2009	0.0392	0.0373	0.0217	0.0205	0.0001	0.0001
May 29, 2009	0.0373	0.0354	0.0426	0.0412	0.0001	0.0001
June 30, 2009	0.0432	0.0411	0.0460	0.0443	0.0001	0.0001
July 31, 2009	0.0383	0.0362	0.0440	0.0423	0.0001	0.0001
August 31, 2009	0.0376	0.0355	0.0471	0.0454	0.0001	0.0001
September 30, 2009	0.0369	0.0348	0.0434	0.0416	0.0001	0.0001
October 30, 2009	0.0337	0.0316	0.0412	0.0394	0.0001	0.0001
November 30, 2009	0.0421	0.0400	0.0484	0.0466	0.0001	0.0001
December 31, 2009	0.0354	0.0333	0.0405	0.0387	0.0001	0.0001

Total dividends per share	$0.4628	$0.4385	$0.5103	$0.4910	$0.0013	$0.0012

None of the ordinary income dividends qualify for the dividends received deduction by corporate shareholders for the High Grade Bond, Strategic Yield and Money Market Portfolios.

In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the year ended December 31, 2009 for the following Portfolios:

Ordinary Income Dividends:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	IC	SC

Value Growth	2/24/09	2/24/09	2/25/09	$0.2114	$0.0481
Managed	2/24/09	2/24/09	2/25/09	0.3980	0.0614
Blue Chip	2/24/09	2/24/09	2/25/09	0.9133	0.1832

The percentages of ordinary income dividends qualifying for the dividends received deduction by corporate shareholders for the Value Growth, Managed and Blue Chip Portfolios are 100%, 61% and 100%, respectively.

Long-Term Capital Gains Distributions:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	IC	SC

High Grade Bond	2/24/09	2/24/09	2/25/09	$0.0340	$0.0340

Short-Term Capital Gains Distributions:

	Declaration	Record	Payable	Amount Per Share
Portfolio	Date	Date	Date	IC	SC

High Grade Bond	2/24/09	2/24/09	2/25/09	$0.00002	$0.00002

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APPROVAL OF THE INVESTMENT ADVISORY CONTRACT

On November 19, 2009 the Board of Trustees, including a majority of the trustees who are not parties to or “interested persons” of either party to the investment advisory contract (the “independent trustees”), approved for continuance the Investment Advisory and Management Services Agreement as amended and restated May 21, 2003 between all Portfolios of EquiTrust Variable Insurance Series Fund (the “Fund”) and EquiTrust Investment Management Services, Inc. (“Adviser”) (the “Agreement”).

The Board of Trustees, including a majority of the independent trustees, determined that approval of the Agreement was in the best interests of the Fund. The independent trustees were assisted by independent legal counsel in making their determination.

The Board noted that the Adviser has managed each Portfolio since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders invested in the Portfolios are aware of the Adviser’s history as manager of the Portfolios and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by the Adviser to the Portfolios, the Board considered the functions performed by the Adviser and the personnel providing such services, the Adviser’s financial condition and the compliance regime created by the Adviser, including the fact that the Fund has had no material compliance issues.

The Board reviewed and discussed summaries and reports prepared by the Adviser containing information on each Portfolio’s total returns and average annual total returns over various periods of time, relative to its benchmark and to a peer group of funds pursuing broadly similar strategies. The Board concluded that as to each Portfolio, the investment performance was satisfactory, and in some cases, good relative to its benchmark and/or the peer group of mutual funds included in the reports. Based on the information provided, the Board concluded that the nature and extent of services provided to each Portfolio were appropriate and that the quality was good.

Fees and Expenses. The Board reviewed the amounts paid to the Adviser for advisory services. The Board also reviewed each Portfolio’s management fee and expense ratio with other registered funds pursuing broadly similar strategies as included in reports prepared by the Adviser, including for each Portfolio a comparison to the Portfolio of other EquiTrust funds with similar investment objectives and management style. The Board also reviewed a report management uses to review and evaluate expenses. This information showed that the advisory fee of each Initial Class  and Service Class Share Portfolio was below average compared to other mutual funds pursuing broadly similar strategies. This information also showed that the expense ratios (net of expenses reimbursement, where applicable) of each Initial Class Share Portfolio were below average compared to similar mutual funds. The Board received information from the Adviser regarding the Adviser’s standard advisory fee schedules for the Adviser’s other clients. With respect to the Adviser’s other clients, the Board considered that the mix of services provided and the level of responsibility required under the Agreement with the Fund were different from the Adviser’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces from those in the mutual fund marketplace. With respect to other EquiTrust funds, the Board considered differences in fund and fee structures in light of the different distribution channels of the funds. The Board also considered that the Adviser has reimbursed expenses for the Portfolios over various periods of times. Based on the information considered, the Board concluded that each Portfolio’s advisory fee was reasonable and appropriate in amount given the quality of services provided.

Profitability. With respect to the costs of services provided and profits realized by the Adviser, the Board considered the advisory fees received by the Adviser from each Portfolio and received from the Adviser information on each Portfolio’s net assets and expense ratios over a ten-year period. The Board also considered the fact that the Adviser continues to be subject to an expense reimbursement agreement and that the Adviser has kept expenses at a reasonable level. Based on this information, the Board concluded for each Portfolio that the Adviser’s profitability was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Portfolio grows and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board noted that the High Grade Bond, Strategic Yield, Managed and Value Growth Portfolios have advisory fee breakpoints designed to share economies of scale with shareholders. The Board also considered that the current size of each Portfolio does not lend itself to economies of scale. The Board concluded, with respect to each of the Portfolios, that the total expense ratios were reasonable.

Other Benefits to the Adviser and its Affiliates. The Board considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their relationship with the Fund, including fees received by the Adviser for accounting services, shareholder services, dividend disbursing and transfer agent services and fees received by an affiliate of the Adviser for distribution services. The Board also considered the Adviser’s placement of trades for the Fund’s portfolios with certain broker-dealers that provide research products and services, in addition to the execution of the securities transactions. In doing so, the Board considered the Adviser’s determination that the level and amount of such commissions were reasonable in relation to the value and type of research received, the benefit of the research to the portfolio managers in the performance of their investment decision-making responsibilities and, in turn, the Portfolios, the research is eligible research under the SEC’s guidelines, and some of the research may not be available for purchase with hard dollars, and the use of traders and quality of execution and other brokerage services available through such broker-dealers. The Board concluded that, taking into account these benefits, the Portfolios’ advisory fees were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Information on Proxy Voting:

The Fund has delegated the authority to vote proxies related to the its Portfolio securities to the Fund’s investment adviser, EquiTrust Investment Management Services, Inc.. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2009 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

Form N-Q Disclosure:

The Fund files a complete schedule of Portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

OFFICERS AND TRUSTEES

Number of
		Term of		Portfolios in
		Office &		Fund
		Length of		Complex
	Position(s)	Time	Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Held with Fund	Served(1)	During Past Five Years	by Trustee	Held by Trustee

Interested Persons (2)
Craig A. Lang* (58)	President and Trustee	Since 2002	Chairman and Director, FBL Financial Group, Inc.; Mr. Lang serves as an officer and/or director/trustee of various affiliates of the foregoing. Dairy Farmer; past Chairman, Grow Iowa Values Fund; past Director, Iowa Department of Economic Development, Cattlemen’s Beef Board and Growmark, Inc.	12	Director, Farm Bureau Bank (San Antonio, Texas), Iowa Telecommunications Services, Inc. (Newton, Iowa) Member, Iowa Boad of Regents.
James E. Hohmann (53)	Vice President	Since 2009	Chief Executive Officer, FBL Financial Group, Inc.; Mr. Hohmann serves as an officer and/or director/trustee of various affiliates of the foregoing. 2007 - 2009, President and Chief Executive Officer of Allstate Financial, prior to 2007, President, Conseco, Inc.	N/A	N/A
Kristi Rojohn (46)	Chief Executive Officer and Secretary	Since 2009	Chief Executive Officer, Investment Compliance Vice President and Secretary, EquiTrust Mutual Funds; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC.	N/A	N/A
James P. Brannen (47)	Chief Financial Officer and Treasurer	Since 2007	Chief Financial Officer and Chief Administrative Officer, Treasurer, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Financial Officer, Treasurer and Director/Manager, EquiTrust Investment Services, Inc. and EquiTrust Marketing Services, LLC; Chief Financial Officer and Treasurer, EquiTrust Mutual Funds; Chief Financial Officer, Chief Administrative Officer, Treasurer and Director, FBL Leasing Services, Inc.; Chief Administrative Officer, Treasurer, Crop1 Insurance Direct, Inc.	N/A	N/A
Richard J. Kypta (57)	Executive Vice President General Counsel	Since 2007 2007-2009	Executive Vice President, General Counsel and Secretary FBL Financial Group, Inc. and other affiliates of the foregoing; Executive Vice President, General Counsel and Director, EquiTrust Investment Management Services, Inc.; Executive Vice President and General Counsel, EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds; Senior Vice President, General Counsel, Secretary and Director, FBL Leasing Services, Inc., Western Computer Services, Inc. and Crop1 Insurance Direct, Inc.; 2005 - 2007, Senior Vice President and Chief Operating Officer, Aviva USA Corporation; 2002 - 2005 Senior Vice President Structured Settlements, Aviva USA Corporation.	N/A	N/A

Number of
		Term of		Portfolios in
		Office &		Fund
		Length of		Complex
	Position(s)	Time	Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Held with Fund	Served(1)	During Past Five Years	by Trustee	Held by Trustee

Charles T. Happel (48)	Executive Vice President- Chief Investment Officer	Since 2008	Vice President – Investments, FBL Financial Group, Inc. and other affiliates of the foregoing; President and Director, EquiTrust Investment Management Services, Inc.; Vice President – Investments and Manager, EquiTrust Marketing Services, LLC; Vice President – Investments, EquiTrust Mutual Funds; Vice President and Director, FBL Leasing Services, Inc.; Vice President, Western Computer Services, Inc.	N/A	N/A
David A. McNeill (54)	General Counsel	Since 2009	General Counsel, FBL Financial Group, Inc.; Mr. McNeill serves as an officer and/or director of various affiliates of the foregoing; Prior to 2009, Vice President – Assistant General Counsel, FBL Financial Group, Inc.	N/A	N/A
Rob Ruisch (43)	Mutual Fund Accounting Director	Since 2005	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A
Jennifer Morgan (39)	Chief Compliance Officer and Assistant Secretary	Since 2009	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A
Lillie Peshel (36)	Assistant Secretary	Since 2008	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A
Sara Tamisiea (27)	Assistant Secretary	Since 2006	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A
Jodi Winslow (34)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc., EquiTrust Marketing Services, LLC and EquiTrust Mutual Funds.	N/A	N/A
Independent Persons
Erwin H. Johnson (66) 1841 March Avenue Charles City, Iowa 50616-9115	Trustee	Since 1989	Farmer; Owner and Manager, Center View Farms, Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service.	12	Director, First Security Bank and Trust Co. (Charles City, Iowa)
Kenneth Kay (66) 590th Street Atlantic, Iowa 50022-8233	Trustee	Since 1996	President, K-Ranch Inc.	12	Director, First Whitney Bank & Trust (Atlantic, Iowa)
Steven W. Plate (53) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Trustee	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants.	12	N/A
James D. Wallace (54) 1111 Ashworth Road West Des Moines, IA 50265	Trustee	Since 2004	President and CEO, GuideOne Insurance and various subsidiaries.	12	Director, GuideOne Insurance and various subsidiaries

Number of
		Term of		Portfolios in
		Office &		Fund
		Length of		Complex
	Position(s)	Time	Principal Occupation(s)	Overseen	Other Directorships
Name, Address and Age	Held with Fund	Served(1)	During Past Five Years	by Trustee	Held by Trustee

Erlin J. Weness (65) 1620 Pinewood Drive Worthington, Minnesota 56187	Trustee	Since 2003	Owner and Operator, Weness Consulting; Extension Educator-Farm Management, University of Minnesota	12	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota), First Rushmore Bancorporation (Worthington, Minnesota), Pioneer Public Television and Community Wind South, LLP

(1)	Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director of the Fund until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until his successor is elected and qualified, or until such director sooner dies, resigns or is removed.

(2)	All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266.

The officers and directors of the Fund also serve in similar capacities as officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund’s officers and interested directors are also officers and directors of the Adviser and/or the Distributor or an affiliate thereof. The Fund’s interested directors and officers serve without any compensation from the Fund. Each independent director receives an annual retainer of $10,000 for serving on the boards of all Funds in the EquiTrust Fund Complex, a fee of $1,500 plus expenses for each directors’ meeting of the EquiTrust Fund Complex attended and a fee of $1,000 ($1,250 for committee chairmen) plus expenses for each committee meeting attended. A fee of $250 is paid for each telephonic board or committee meeting attended. For the fiscal year ended July 31, 2009, the Fund paid directors’ fees totaling $30,167.

Item 2. Code of Ethics.
(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at its principal executive office.
Item 3. Audit Committee Financial Expert.
(a)	(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(2) The audit committee financial expert is James D. Wallace. Mr. Wallace is independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees: For the Fund’s fiscal years ended December 31, 2008 and December 31, 2009, the aggregate fees billed by the Fund’s principal accountant for the audit of the Fund’s financial statements were $61,800 and $6,700, respectively.

(b)	Audit-Related Fees: There were no audit-related fees billed to the Fund for the fiscal years ended December 31, 2007 and December 31, 2008.

(c)	Tax Fees: None.

(d)	All Other Fees: For the Fund’s fiscal years ended December 31, 2008 and December 31, 2009, the aggregate fees billed by the Fund’s principal accountant included fees related to the audits of EquiTrust Series Fund, Inc. and EquiTrust Money Market Fund, Inc.; as well as fees for services performed by the principal accountant for EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC, affiliates of the Fund that provide support for the operations of the Fund. The amounts of these fees are as follows:

Fiscal Year Ended:	December 31, 2008	December 31, 2009

Fees related to audits of EquiTrust Series Fund, Inc. and EquiTrust Money Market Fund, Inc.	$83,200	$88,300

Services performed for EquiTrust Marketing Services, LLC and EquiTrust Investment Management Services, Inc. related to the audits of these entities and for research and consultation on miscellaneous accounting matters and review of SEC filings.	$42,800	$35,325

(e)	(1) The Fund’s Audit Committee adopted the following pre-approval policies and procedures:
IV.	RESPONSIBILITIES AND DUTIES
To fulfill its responsibilities and duties the Audit Committee shall:
C.	Independent registered public accounting firm
2.	Pre-approve any engagement of the independent registered public accounting firm to provide any services to the Fund, including the fees and other compensation to be paid to the independent registered public accounting firm. Notwithstanding the above, the independent registered public accounting firm shall not perform any of the following non-audit services for the Fund (“prohibited non-audit services”):
a.	bookkeeping or other services related to the accounting records or financial statements of the Fund;

b.	financial information systems design and implementation;

c.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

d.	actuarial services;

e.	internal audit outsourcing services;

f.	management functions or human resources;

g.	broker or dealer, investment adviser, or investment banking services;

h.	legal services and expert services unrelated to the audit; and

i.	any other services that the Public Company Accounting Oversight Board determines are impermissible.
3.	Pre-approve any engagement of the independent registered public accounting firm, including the fees and other compensation to be paid to the independent registered public accounting firm, to provide any non-audit services to the Adviser (or any “control affiliate”[1] of the Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund.

[1]	“Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

•	The Chairman of the Audit Committee (or in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited services for engagements of less than $5000. Each member of the Audit Committee shall be notified in writing of the pre-approval promptly following the granting of such approval. In addition, all such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

•	Pre-approval of non-audit services for the Fund pursuant to Section IV.C. 2 above is not required, if:
(a)	the aggregate amount of all non-audit services provided to the Fund is less than 5% of the total fees paid by the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.
•	Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Fund) pursuant to Section IV.C.3 above is not required, if:
(a)	the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Fund, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.
(e)	(2) Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-audit Fees: There were no non-audit fees billed for the fiscal years ended December 31, 2008. EquiTrust Investment Management Services, Inc. incurred fees billed for research and consultation of miscellaneous accounting matters and review of SEC filings totaling $12,925 for the fiscal year ended December 31, 2009.

(h)	The Audit Committee of the Board of Trustees of the Fund has reviewed the statement of independence provided by Ernst & Young, the Fund’s principal accountant, considered whether the provision of non-audit services by the firm to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser is compatible with such firm’s independence with respect to the Fund, and concluded that the non-audit services provided by Ernst & Young does not compromise that firm’s independence with regard to the Fund.
Item 5. Audit Committee of Listed Registrant.
Not applicable.
Item 6. Schedule of Investments.
See Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable. See Item 2(a).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed as exhibits hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  EquiTrust Variable Insurance Series Fund

By:	/s/ Kristi Rojohn

	Name:	Kristi Rojohn
	Title:	Chief Executive Officer
	Date:	2/24/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn

	Name:	Kristi Rojohn
	Title:	Chief Executive Officer
	Date:	2/24/2010

By:	/s/ James P. Brannen

	Name:	James P. Brannen
	Title:	Chief Financial Officer
	Date:	2/26/2010